Analysis of Net Debt - Schedule of Significant Borrowings (Parenthetical) (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2117	Dec. 31, 2017 EUR (€)	May 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2010 USD ($)	Jul. 31, 2008 USD ($)	Sep. 30, 2003 USD ($)
Disclosure Of Significant Borrowings [Abstract]
Bonds issued		€ 7,602		€ 7,497		$ 650,000	$ 300,000
Bonds acquired			$ 362,130		$ 87,445
Bonds aquired description	In August 2009 and December 2010, US$87.445 million of the issued notes were acquired by CRH plc